Expense Example - Telecommunications UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,239	2,293	4,919	281	1,520	2,731	5,642